BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 ARS ($)		Dec. 31, 2024 ARS ($)		Dec. 31, 2023 ARS ($)	Dec. 31, 2025 USD ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 4,973,010		$ 4,659,399		$ 4,512,420
Balances and transactions with related parties [Abstract]
Accounts receivable		98,030,978		20,492,577
Accounts payable		28,420,595		43,451,599
Financial assets at fair value through profit or loss		648,152,264		611,643,130
Costs [Abstract]
Gas purchase and others		44,632,804		45,450,778		47,331,089
Compensation for technical assistance		32,931,332		34,736,319		17,412,376
Revenue for administrative services		136		191		627
Financial Results [Abstract]
Interest expense		911,655		1,796,092		2,628,360
Interest gain / Gain / (loss) on fair value		1,022,407		1,031,832		19,509,101
Selling expenses	[1]	867,143		711,475		405,223
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		29,318,365		25,249,014		11,920,669
Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		14,755,983		21,178,139		24,652,572
Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		96,399,028		65,824,690		50,961,281
Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		316,358		293,730		280,159
Comercializadora e Inversora S.A. [Member]
Costs [Abstract]
Gas purchase and others				0		0
Compensation for technical assistance				0		0
Revenue for administrative services				0		0
Financial Results [Abstract]
Interest expense				0		0
Interest gain / Gain / (loss) on fair value				0		0
Selling expenses	[1]			0		0
Comercializadora e Inversora S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				2,771,782		2,006,707
Comercializadora e Inversora S.A. [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Comercializadora e Inversora S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Comercializadora e Inversora S.A. [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
CT Barragan S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		34,330		40,526
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		1,022,407		1,031,832		19,509,101
Selling expenses	[1]	0		0		0
CT Barragan S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		147,935		169,493		171,567
CT Barragan S.A. [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member] | Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Financial assets at fair value through profit or loss				26,930,001
SACDE [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[2]	71,976,141		2,969,665
Accounts payable	[2]	10,341,529		14,679,587
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Other receivables		85,972,947		172,763,578
SACDE [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
SACDE [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
SACDE [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		135,502		0
SACDE [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		82,377		150,831		152,600
SACDE [Member] | Other Credits [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		71,941,018		2,789,309
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		68,585		63,964
Accounts payable		32		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		339		495		1,698
Transener S.A. [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	867,143		711,475		405,223
Fundacion TGS [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		48,050		38,932
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		394,520		397,531		404,491
Link [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		0		0
Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[3]	25,903,872		17,379,490
Accounts payable		18,079,034	[3]	28,772,012	[3]		$ 0.5
Costs [Abstract]
Gas purchase and others		44,632,804		45,450,778		47,331,089
Compensation for technical assistance		32,931,332		34,736,319		17,412,376
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		911,655		1,796,092		2,628,360
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	$ 0		0		0
Pampa Energia [Member] | From 12/28/2019 to 12/27/2020 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.50%
Pampa Energia [Member] | From 12/28/2020 to 12/27/2021 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.00%
Pampa Energia [Member] | From 12/28/2021 to 12/27/2022 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.50%
Pampa Energia [Member] | From 12/28/2022 to 12/27/2023 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.00%
Pampa Energia [Member] | From 12/28/2023 to 12/27/2024 and onwards [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		4.50%
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 29,318,365		22,477,232		9,913,962
Pampa Energia [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		14,755,983		21,178,139		24,652,572
Pampa Energia [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		95,856,234		65,121,669		50,383,525
Pampa Energia [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		233,981		142,899		127,559
Pampa Energia [Member] | Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Financial assets at fair value through profit or loss				26,930,001
Pampa Energia [Member] | Financial Leasing [Member]
Balances and transactions with related parties [Abstract]
Accounts payable		7,423,443		15,180,809
CIESA [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		136		191		627
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Telecommunications [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 0		$ 0		$ 0

[1]	Corresponds to donations expenses.
[2]	Accounts receivable as of December 31, 2025 and 2024 includes Ps. 71,941,018 and Ps. 2,789,309, respectively, recorded in “Other Credits”.
[3]	Accounts payable includes Ps. 7,423,443 and Ps. 15,180,809 corresponding to the financial leasing recorded as “Loans” as of December 31, 2025 and 2024, respectively.